Commitments and Contingencies Commitment and Contingencies (Details)	9 Months Ended
Sep. 30, 2017 USD ($) DWT
Long-term Purchase Commitment [Line Items]
DWT	3,211,800
Kamsarmax Vessel [Member] [Member] | KOREA, REPUBLIC OF | 9-30-2019 [Member]
Long-term Purchase Commitment [Line Items]
Year Vessel Built	2017
DWT	62,100
Ultramax
Long-term Purchase Commitment [Line Items]
DWT | DWT	1,731,800
Ultramax | JAPAN | 9-30-2019 [Member]
Long-term Purchase Commitment [Line Items]
Daily Base Rate	$ 10,125